COLUMBIA FUNDS SERIES TRUST I
  Supplement to the Statement of Additional Information Dated September 1, 2006
                (Replacing Supplement dated November 8, 2006)
                       Columbia Core Bond Fund
                            (the "Fund")

     Effective immediately, the following information as it pertains to the Fund is revised adding information relating to Mr. Leonard Aplet, Mr. Brian Drainville and Mr. Driscoll DoCanto as co-managers of that Fund:

o The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

----------------------- -------------------------------- ------------------------------ ------------------------------

  Portfolio Manager      Other SEC-registered open-end      Other pooled investment            Other accounts
                             and closed-end funds                  vehicles

----------------------- -------------------------------- ------------------------------ ------------------------------
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------

                            Number                         Number of
                              of                            accounts        Assets       Number of
                           accounts         Assets                                       accounts         Assets
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
Leonard Aplet                 12         $3.74 billion         8         $1.62 billion      130        $7.5 billion
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
Brian Drainville              2          $658 million          12         $3 billion        64        $5.236 billion
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------
Driscoll DoCanto              0                0               12         $3 billion        64        $5.236 billion
----------------------- --------------- ---------------- --------------- -------------- ------------ -----------------

Account information is provided as of September 30, 2006.

o The following is added to the table under the heading "Ownership of Securities":

---------------------------------------  --------------------------------------
                                             Dollar Range of Equity Securities
      Portfolio Manager                       in the Fund Beneficially Owned

-------------------------------------- ---------------------------------------
-------------------------------------- ----------------------------------------
Leonard Aplet                                          NONE
-------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------
Brian Drainville                                       NONE
-------------------------------------- ---------------------------------------
-------------------------------------- ----------------------------------------
Driscoll DoCanto                                       NONE
-------------------------------------- ----------------------------------------

Account information is provided as of September 30, 2006.

o The following is added to the table under the heading "Compensation":

-------------------------------- --------------------------------------------- ---------------------------------
       Portfolio Manager                          Peer Group                       Performance Benchmark
-------------------------------- --------------------------------------------- ---------------------------------
-------------------------------- --------------------------------------------- ---------------------------------
Leonard Aplet                    Lipper Corporate Debt Funds A Rated Category     Lehman Aggregate Bond Index
-------------------------------- --------------------------------------------- ---------------------------------
-------------------------------- --------------------------------------------- ---------------------------------
Brian Drainville                 Lipper Corporate Debt Funds A Rated Category    Lehman Aggregate Bond Index
-------------------------------- --------------------------------------------- ---------------------------------
-------------------------------- --------------------------------------------- ---------------------------------
Driscoll DoCanto                 Lipper Corporate Debt Funds A Rated Category    Lehman Aggregate Bond Index
-------------------------------- --------------------------------------------- ---------------------------------

INT-50/115331-1106                                           November 27, 2006